Subsequent Events - Additional Information (Detail) - Subsequent event [Member] - USD ($) shares in Millions, $ in Millions		1 Months Ended	2 Months Ended
	Mar. 26, 2024	Mar. 31, 2024	May 31, 2024
Subsequent Event [Line Items]
Net Proceeds of Advance Payment Drawn	$ 7.0		$ 7.0
Officers directors and other key members of the management [member] | 2024 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options granted during the period shares		0.9